Debt - Interest Expense Related to the Cash Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 42,318	$ 40,763	$ 35,537
Cash Convertible Notes
Debt Instrument [Line Items]
Coupon interest	9,025	9,954
Amortization of original issuance discount	38,229	36,966
Amortization of debt issuance costs	2,942	3,014
Total interest expense	$ 50,196	$ 49,934